Property, plant and equipment (Details) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2025 USD ($)	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Property, plant and equipment
Property, plant and equipment		$ 2,557,640		$ 2,598,447
Proceeds from sale of vessels		65,049	$ 65,337
Gain on disposal of vessels		32,051	$ 20,391
BW Cedar
Property, plant and equipment
Proceeds from sale of vessels	$ 65,000
Gain on disposal of vessels	$ 32,100
Property, plant and equipment | Vessels
Property, plant and equipment
Property, plant and equipment		2,416,439		2,353,290
Pledged as security on borrowings		1,765,200		1,091,000
Property, plant and equipment | Dry docking
Property, plant and equipment
Property, plant and equipment		43,076		28,531
Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Property, plant and equipment		320		354
Right-of-use assets
Property, plant and equipment
Property, plant and equipment		$ 97,805		216,272
Number of vessels delivered following exercise of purchase options | item		2
Cost
Property, plant and equipment
Property, plant and equipment		$ 3,463,273		3,471,567
Cost | Property, plant and equipment | Vessels
Property, plant and equipment
Property, plant and equipment		3,069,884		2,936,835
Cost | Property, plant and equipment | Dry docking
Property, plant and equipment
Property, plant and equipment		81,066		63,116
Cost | Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Property, plant and equipment		1,102		1,102
Cost | Right-of-use assets
Property, plant and equipment
Property, plant and equipment		311,221		470,514
Derecognition of right-of-use assets		(138,500)
Accumulated depreciation and impairment charge
Property, plant and equipment
Property, plant and equipment		(905,633)		(873,120)
Accumulated depreciation and impairment charge | Property, plant and equipment | Vessels
Property, plant and equipment
Property, plant and equipment		(653,445)		(583,545)
Accumulated depreciation and impairment charge | Property, plant and equipment | Dry docking
Property, plant and equipment
Property, plant and equipment		(37,990)		(34,585)
Accumulated depreciation and impairment charge | Property, plant and equipment | Furniture and fixtures
Property, plant and equipment
Property, plant and equipment		(782)		(748)
Accumulated depreciation and impairment charge | Right-of-use assets
Property, plant and equipment
Property, plant and equipment		(213,416)		$ (254,242)
Derecognition of right-of-use assets		$ 138,500